Other Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Schedule of Other Reserve

	Share-based compensation reserve RMB’million	Contribution from ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
Balance at January 1, 2025	1,691	463	231	277	10,005	7,178	19,845
Currency translation differences	—	—	—	(137)	—	—	(137)
Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	11,610	—	11,610
Share of other comprehensive loss of an associate	—	—	—	—	—	(38)	(38)
Share based compensation	297	—	—	—	—	—	297
Exercise of share options/ RSUs	(224)	—	—	—	—	—	(224)
Deemed disposal	—	—	—	—	—	(147)	(147)
Recognition of financial liabilities in respect of the put option from business combination	—	—	—	—	—	(345)	(345)

Balance at June 30, 2025	1,764	463	231	140	21,615	6,648	30,861

Balance at January 1, 2026	1,562	463	242	(545)	14,099	6,629	22,450
Currency translation differences	—	—	—	(1,091)	—	—	(1,091)
Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	(5,440)	—	(5,440)
Share of other comprehensive income of an associate	—	—	—	—	—	1	1
Share based compensation	339	—	—	—	—	—	339
Exercise of share options/ RSUs	(116)	—	—	—	—	—	(116)
Acquisition of Ximalaya	—	—	—	—	—	120	120
Recognition and fair value change of financial liabilities in respect of the put option from business combinations	—	—	—	—	—	(68)	(68)
Transfer of losses on deemed disposal of financial instruments to retained earnings	—	—	—	—	265	—	265
Transactions with minority interest	—	—	—	—	—	18	18

Balance at June 30, 2026	1,785	463	242	(1,636)	8,924	6,700	16,478